Long-Term Debt: - Summary of Company's debt (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	Jun. 26, 2021	Dec. 26, 2020	Jul. 15, 2020	Jan. 15, 2020	Dec. 28, 2019	Dec. 29, 2018
Gross	$ 1,665,217	$ 1,549,792			$ 1,601,632
Unamortized premium on 11.6% Junior Subordinated Debentures	13,777	14,591			16,110
Unamortized discount on Senior Term Loan	(5,783)	(6,532)			(8,040)
Current portion of long term debt and capital leases	(11,442)	(11,481)			(11,358)
Deferred financing fees	(10,293)	(10,862)			(14,055)
Total long term debt, net	$ 1,651,476	$ 1,535,508			1,584,289
Interest rate (as a percent)	11.60%	11.60%
Revolving loans
Gross	$ 158,000	$ 72,000			113,000
Deferred financing fees		(1,412)			(1,841)
Senior term loan, due 2025
Gross	1,066,740	1,037,044			1,047,653
Unamortized discount on Senior Term Loan					(9,950)
Deferred financing fees					(14,293)
6.375% Senior Notes, due 2022
Gross		$ 330,000			$ 330,000
Interest rate (as a percent)		6.375%	6.375%	6.375%	6.375%	6.375%
11.6% Junior Subordinated Debentures - Preferred
Gross		$ 105,443			$ 105,443
Interest rate (as a percent)					11.60%	11.60%
Junior Subordinated Debentures - Common
Gross	$ 3,261	3,261			$ 3,261
Finance leases & other obligations
Gross		$ 2,044			$ 2,275